Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt [Abstract]
Schedule of Debt

Debt as of June 30, 2026 and December 31, 2025, consisted of the following:

Debt	Maturity	June 30, 2026	December 31, 2025
Promissory note payable – related party	7/31/2027	$2,999,957	$2,792,117
Short-term debt	3/31/2026	—	500,000
Convertible short-term debt, net of $554,598 debt discount, issuance costs and debt premium	4/30/2027	580,402	—
Total Debt		$3,580,359	$3,292,117

Short-term debt as of December 31, 2025 and 2024 consisted of the following:

Short-Term Debt	Maturity	December 31, 2025	December 31, 2024
Promissory note payable – related party	6/30/2026	$2,792,117	$1,890,000
Short-term debt	3/31/2026	500,000	$—
Total Short-Term Debt		$3,292,117	$1,890,000

Schedule of Key Assumptions used in the Valuation

The key assumptions used in the fair valuation of the Streeterville March 2026 Convertible Note as of the issuance date, March 31, 2026, were as follows:

March 31, 2026 (Issuance Date)
Time period from issue date to Listing Date	0.25 years
Time period	0.83 years
Equity volatility	47.19%
Risk free rate	3.63%